Consolidated Statements of Cash Flows - Supplemental Disclosure	12 Months Ended
Dec. 31, 2020
Consolidated Statements of Cash Flows - Supplemental Disclosure
Consolidated Statements of Cash Flows - Supplemental Disclosure

Note 25. Consolidated Statements of Cash Flows – Supplemental Disclosure

Interest paid and received, dividends received and income taxes paid are classified as operating activities. Dividends paid are classified as financing activities. Income taxes paid include the payments of advance tax prepayments and are net of tax cash refunds.

There are no circumstances in which cash held by an entity are not available for use by the Group other than amounts presented as restricted cash. See "Currency Risk" in Note 27.

Consolidated cash flows statement – reconciliation of liabilities arising from financing activities

Years ended December 31:	2020	2019	2018
Bonds payable, opening balance	$35,418	$—	$—
Cash flows	—	35,433	—
Non-cash changes:
Accretion	143	533	—
Cumulative translation adjustments	2,492	(548)	—
Bonds payable, ending balance (see Note 16)	$38,053	$35,418	$—

Years ended December 31:	2020	2019	2018
Lease liabilities, opening balance	$1,196	$—	$—
Cash flows	(510)	(943)	—
Non-cash changes:
Initial adoption of IFRS 16	—	2,911	—
Additions	368	1,583	—
Dispositions of subsidiaries	—	(487)	—
Accretion	59	71	—
COVID-19 related rent concessions	(6)	—	—
Termination	—	(1,809)	—
Cumulative translation adjustments	68	(130)	—
Lease liabilities, ending balance (see Note 15)	$1,175	$1,196	$—

Years ended December 31:	2020	2019	2018
Bank debt, opening balance	$—	$—	$43,733
Cash flows	—	—	—
Non-cash changes:
Dispositions of subsidiaries	—	—	(45,465)
Accretion	—	—	94
Rollover of interest expenses into principal	—	—	286
Cumulative translation adjustments	—	—	1,352
Bank debt, ending balance	$—	$—	$—

Non-cash transactions

Non-cash transactions during the year ended December 31, 2020: (i) a subsidiary of the Group settled a liability of $391 by delivering shares of one of its subsidiaries; and (ii) the Group received additional shares in a majority-owned subsidiary as price adjustment for liability settlements in 2019.

Non-cash transactions during the year ended December 31, 2019: (i) a subsidiary of the Group settled liabilities of $1,128 by delivering shares of one of its subsidiaries; and (ii) the acquisition of a noncontrolling interest in the aforementioned subsidiary by an offset of a receivable of $390.

Non-cash transactions during the year ended December 31, 2018: (i) a non-cash settlement loss of $5,600 which represented the carrying amounts of assets that the Group contributed under a court-approved settlement agreement (see Note 19); and (ii) the deconsolidation of a subsidiary resulting in recognition of a long-term non-interest bearing loan payable of $3,645 (see Note 29).